Fair Value	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes
Fair Value

Note 4:  Fair Value

The Company uses fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value.  Certain financial instruments, such as insurance policy liabilities other than investment-type contracts are excluded from the fair value disclosure requirements.

Valuation Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value of assets and liabilities into three broad levels.  The Company has categorized its financial instruments, based on the degree of subjectivity inherent in the valuation technique, as follows:

•         Level 1: Inputs are directly observable and represent quoted prices for identical assets or liabilities in active markets the Company has the ability to access at the measurement date.

•         Level 2: All significant inputs are observable, either directly or indirectly, other than quoted prices included in Level 1, for the asset or liability.  This includes:  (i) quoted prices for similar instruments in active markets, (ii) quoted prices for identical or similar instruments in markets that are not active, (iii) inputs other than quoted prices that are observable for the instruments and (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•         Level 3: One or more significant inputs are unobservable and reflect the Company’s estimates of the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.

For purposes of determining the fair value of the Company’s assets and liabilities, observable inputs are those inputs used by market participants in valuing financial instruments, which are developed based on market data obtained from independent sources.  In the absence of sufficient observable inputs, unobservable inputs, reflecting the Company’s estimates of the assumptions market participants would use in valuing financial assets and liabilities, are developed based on the best information available in the circumstances.  The Company uses prices and inputs that are current as of the measurement date.  In some instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy.  The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The hierarchy requires the use of market observable information when available for assessing fair value.  The availability of observable inputs varies by investment.  In situations where the fair value is based on inputs that are unobservable in the market or on inputs from inactive markets, the determination of fair value requires more judgment and is subject to the risk of variability.  The degree of judgment exercised by the Company in determining fair value is typically greatest for investments categorized in Level 3. Transfers in and out of level categorizations are reported as having occurred at the end of the quarter in which the transfer occurred.

Valuation Process

The Company is responsible for the determination of fair value and the supporting assumptions and methodologies.  The Company gains assurance on the overall reasonableness and consistent application of valuation methodologies and inputs and compliance with accounting standards through the execution of various processes and controls designed to provide assurance that our assets and liabilities are appropriately valued.

The Company has policies and guidelines that require the establishment of valuation methodologies and consistent application of such methodologies.  These policies and guidelines govern the use of inputs and price source hierarchies and provide controls around the valuation processes.  These controls include appropriate review and analysis of prices against market activity or indicators of reasonableness, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels.  The valuation policies and guidelines are reviewed and updated as appropriate.

For fair values received from third parties or internally estimated, the Company’s processes are designed to provide assurance that the valuation methodologies and inputs are appropriate and consistently applied, the assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are appropriately recorded.  The Company performs procedures to understand and assess the methodologies, process and controls of valuation service providers.  In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third party valuation sources for selected securities.  When using internal valuation models, these models are developed by the Company’s investment group using established methodologies.  The models including key assumptions are reviewed with various investment sector professionals, accounting, operations, compliance and risk management.  In addition, when fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.

Transfers Between Levels

There were no transfers between Level 1 and Level 2 or between Level 2 and Level 3 during the three or nine months ended September 30, 2013 or 2012.

Fair Value Measurement – Recurring Basis

The following table summarizes the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2013.

Assets, at Fair Value	Level 1	Level 2	Level 3	Total

Cash equivalents[1]	$ 10,277	$ -	$ -	$ 10,277
Debt securities:
U.S. government and agencies	2,598	-	-	2,598
Mortgage-backed securities:
Residential mortgage-backed	-	4,195	-	4,195
Total debt securities	2,598	4,195	-	6,793

Derivatives embedded in assets on deposit	-	-	1,865	1,865

Total assets	$ 12,875	$ 4,195	$ 1,865	$ 18,935

Liabilities, at Fair Value	Level 1	Level 2	Level 3	Total

Derivatives embedded in annuity contracts	$ -	$ -	$ 1,865	$ 1,865

Total liabilities	$ -	$ -	$ 1,865	$ 1,865

[1]Excludes cash of $2,678 that is not subject to fair value accounting.

The following table summarizes the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2012.

Assets, at Fair Value	Level 1	Level 2	Level 3	Total

Debt securities:
U.S. government and agencies	$ 2,710	$ 254	$ -	$ 2,964
Mortgage-backed securities:
Residential mortgage-backed	-	5,610		5,610
Total debt securities	2,710	5,864	-	8,574

Total assets	$ 2,710	$ 5,864	$ -	$ 8,574

The Company had no assets or liabilities that required a fair value adjustment on a non-recurring basis as of September 30, 2013 or December 31, 2012.

Changes in Fair Value Measurement

The following table sets forth the values of assets and liabilities classified as Level 3 within the fair value hierarchy at September 30, 2013.

	Balance			Balance
	January 1,			September 30,
	2013	Purchases	Earnings[1]	2013

Derivatives embedded in assets on deposit	$ -	$ 1,793	$ 72	$ 1,865
Total assets	$ -	$ 1,793	$ 72	$ 1,865

Derivatives embedded in annuity contracts	$ -	$ 1,793	$ 72	$ 1,865
Total liabilities	$ -	$ 1,793	$ 72	$ 1,865

[1] Included in earnings is realized gains and losses on embedded derivatives.

Determination of Fair Values

The Company determines the estimated fair value of its investments using primarily the market approach and the income approach.  The use of quoted prices and matrix pricing or similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach.  A summary of valuation techniques for classes of financial assets and liabilities by fair value hierarchy level are as follows:

Level 1 Measurements

Cash equivalents:  Consists of money market funds; valuation is based on the closing price as of the balance sheet date.

U.S. government and agencies:  Consists of U.S. Treasury securities and debentures (non-mortgage-backed securities/asset-backed securities) issued by agencies of the U.S. government.  Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access at the measurement date.

Level 2 Measurements

U.S. government and agencies: Certain U.S. Treasury securities and debentures issued by agencies of the U.S. government are valued based on observable inputs such as the U.S. Treasury yield curve, market indicated spreads and quoted prices for identical assets in markets that are not active and/or similar assets in markets that are active.

Residential mortgage-backed securities:  Valuation is principally based on observable inputs including quoted prices for similar assets in markets that are active and observable market data.

For the majority of assets classified as Level 2 investments, the Company values the assets using third-party pricing sources corroborated by quoted prices for similar assets in markets that are active and observable market data.

Level 3 Measurements

Derivatives embedded in assets on deposit and annuity contracts:  The Company offers single premium deferred annuity contracts with certain guarantees.  These guarantees are measured at fair value separately from the host deposit asset and variable annuity contract, respectively.

In estimating the fair value of the embedded derivative, the Company attributes a present value to the embedded derivative equal to the discounted sum of the excess cash flows of the index related fund value over the minimum guaranteed fund value.  The current year portion of the embedded derivative is adjusted for known market conditions.  The discount factor at which the embedded derivative is valued contains an adjustment for the Company’s own credit and risk margins for unobservable non-capital market inputs.

The Company’s own credit adjustment is determined taking into account its A.M. Best rating as well as its claims paying ability.

These derivatives may be more costly than expected in volatile or declining equity markets. Changes in market conditions include, but are not limited to, changes in interest rates, equity indices, default rates, market volatility and foreign currency exchange rates.  Changes in fair value may be impacted by changes in the Company’s own credit standing.  Lastly, changes in actuarial assumptions regarding policyholder behavior (such as full or partial withdrawals varying from expectations) and risk margins related to non-capital market inputs may result in significant fluctuations in the fair value of the derivatives.  See Embedded Derivatives within Note 3 for the impact to net income.

The following table presents information about significant unobservable inputs used in Level 3 embedded derivative assets and liabilities measured at fair value developed by internal models as of September 30, 2013:

Predominant	Significant	Range of Values
Valuation Method	Unobservable Input	Unobservable Input

Single premium deferred annuities and related assets on deposit
Discounted cash flow	Lapse rates	2% to 4% with an excess lapse rate at
the end of the index period of 91%.
	Company's own credit	100 - 149 basis points added on to
	and risk margin	discount rate

Fair Value Measurements for Financial Instruments Not Reported at Fair Value

Accounting standards require disclosure of fair value information about certain on- and off balance sheet financial instruments which are not recorded at fair value on a recurring basis for which it is practicable to estimate that value.

The following methods and assumptions were used by the Company in estimating the fair value disclosures for significant financial instruments:

Cash and Accrued investment income: The carrying amounts for these instruments approximate their fair values due to their short term nature.

Policy loans:  The Company believes it is not practicable to determine the fair value of its policy loans since there is no stated maturity and policy loans are often repaid by reductions to policy benefits.

Investment-type contracts:   Investment-type contracts include single premium deferred annuity contracts.  In most cases, the fair values are determined by discounting expected liability cash flows and require profit margins using the year-end swap curve plus a spread equivalent to a cost of funds for insurance companies.

The carrying amounts and estimated fair values of the Company’s financial instruments which are not measured at fair value on a recurring basis at September 30 are as follows:

	September 30,			December 31,
	2013			2012
	Carrying	Estimated		Carrying	Estimated
	Amount	Fair Value	Level	Amount	Fair Value	Level

Financial instruments recorded as assets:
Cash	$ 2,678	$ 2,678	1	$ 4,926	$ 4,926	1
Policy loans	111	n/a	n/a	110	n/a	n/a
Accrued investment income	78	78	2	73	73	2

Financial instruments recorded as liabilities:
Investment-type contracts	26,905	25,004	2	-	-	-

Note 4:  Fair Value

The Company uses fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value.  Certain financial instruments, such as insurance policy liabilities other than investment-type contracts are excluded from the fair value disclosure requirements.

Valuation Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value of assets and liabilities into three broad levels.  The Company has categorized its financial instruments, based on the degree of subjectivity inherent in the valuation technique, as follows:

•         Level 1: Inputs are directly observable and represent quoted prices for identical assets or liabilities in active markets the Company has the ability to access at the measurement date.

•         Level 2: All significant inputs are observable, either directly or indirectly, other than quoted prices included in Level 1, for the asset or liability.  This includes:  (i) quoted prices for similar instruments in active markets, (ii) quoted prices for identical or similar instruments in markets that are not active, (iii) inputs other than quoted prices that are observable for the instruments and (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•         Level 3: One or more significant inputs are unobservable and reflect the Company’s estimates of the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.

For purposes of determining the fair value of the Company’s assets and liabilities, observable inputs are those inputs used by market participants in valuing financial instruments, which are developed based on market data obtained from independent sources.  In the absence of sufficient observable inputs, unobservable inputs, reflecting the Company’s estimates of the assumptions market participants would use in valuing financial assets and liabilities, are developed based on the best information available in the circumstances.  The Company uses prices and inputs that are current as of the measurement date.  In some instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy.  The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The hierarchy requires the use of market observable information when available for assessing fair value.  The availability of observable inputs varies by investment.  In situations where the fair value is based on inputs that are unobservable in the market or on inputs from inactive markets, the determination of fair value requires more judgment and is subject to the risk of variability.  The degree of judgment exercised by the Company in determining fair value is typically greatest for investments categorized in Level 3. Transfers in and out of level categorizations are reported as having occurred at the end of the quarter in which the transfer occurred.

Valuation Process

The Company is responsible for the determination of fair value and the supporting assumptions and methodologies.  The Company gains assurance on the overall reasonableness and consistent application of valuation methodologies and inputs and compliance with accounting standards through the execution of various processes and controls designed to provide assurance that our assets and liabilities are appropriately valued.

The Company has policies and guidelines that require the establishment of valuation methodologies and consistent application of such methodologies.  These policies and guidelines govern the use of inputs and price source hierarchies and provide controls around the valuation processes.  These controls include appropriate review and analysis of prices against market activity or indicators of reasonableness, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels.  The valuation policies and guidelines are reviewed and updated as appropriate.

For fair values received from third parties or internally estimated, the Company’s processes are designed to provide assurance that the valuation methodologies and inputs are appropriate and consistently applied, the assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are appropriately recorded.  The Company performs procedures to understand and assess the methodologies, process and controls of valuation service providers.  In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third party valuation sources for selected securities.  When using internal valuation models, these models are developed by the Company’s investment group using established methodologies.  The models including key assumptions are reviewed with various investment sector professionals, accounting, operations, compliance and risk management.  In addition, when fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.

Transfers Between Levels

There were no transfers between Level 1 and Level 2 or between Level 2 and Level 3 during the years ended December 31, 2012 and 2011.

Fair Value Measurement – Recurring Basis

The following table summarizes the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2012.

Assets, at Fair Value	Level 1	Level 2	Level 3	Total

Debt securities:
U.S. government and agencies	$ 2,710	$ 254	$ -	$ 2,964
Mortgage-backed securities:
Residential mortgage-backed	-	5,610		5,610
Total debt securities	2,710	5,864	-	8,574

The following table summarizes the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2011.

Assets, at Fair Value	Level 1	Level 2	Level 3	Total

Debt securities:
U.S. government and agencies	$ 2,782	$ 5,273	$ -	$ 8,055
Domestic corporate securities	-	22,103	-	22,103
Mortgage-backed securities:
Residential mortgage-backed	-	11,598		11,598
Commercial mortgage-backed	-	6,790	-	6,790
Foreign corporate securities	-	2,778	-	2,778
Total debt securities	2,782	48,542	-	51,324

Total assets	$ 2,782	$ 48,542	$ -	$ 51,324

The Company had no assets or liabilities that required a fair value adjustment on a non-recurring basis as of December 31, 2012 or 2011.

Determination of Fair Values

The Company determines the estimated fair value of its investments using primarily the market approach and the income approach.  The use of quoted prices and matrix pricing or similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach.  A summary of valuation techniques for classes of financial assets and liabilities by fair value hierarchy level are as follows:

Level 1 Measurements

U.S. government and agencies:  Consists of U.S. Treasury securities and debentures (non-mortgage-backed securities/asset-backed securities) issued by agencies of the U.S. government.  Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access at the measurement date.

Level 2 Measurements

U.S. government and agencies: Certain U.S. Treasury securities and debentures issued by agencies of the U.S. government are valued based on observable inputs such as the U.S. Treasury yield curve, market indicated spreads and quoted prices for identical assets in markets that are not active and/or similar assets in markets that are active.

Domestic corporate securities:  Valued based on observable inputs such as the U.S. Treasury yield curve, market indicated spreads by security rating and quoted prices for identical assets in markets that are not active and/or similar assets in markets that are active.

Residential mortgage-backed securities:  Valuation is principally based on observable inputs including quoted prices for similar assets in markets that are active and observable market data.

Commercial mortgage-backed securities:  Valuation is principally based on observable inputs including quoted prices for similar assets in markets that are active and observable market data.

Foreign corporate securities:  Valued based on observable inputs such as the applicable, country-specific market yield curve, market indicated spreads by security rating and quoted prices for identical assets in markets that are not active and/or similar assets in markets that are active.

For the majority of assets classified as Level 2 investments, the Company values the assets using third-party pricing sources corroborated by quoted prices for similar assets in markets that are active and observable market data.

Fair Value Measurements for Financial Instruments Not Reported at Fair Value

Accounting standards require disclosure of fair value information about certain on- and off balance sheet financial instruments which are not recorded at fair value on a recurring basis for which it is practicable to estimate that value.

The following methods and assumptions were used by the Company in estimating the fair value disclosures for significant financial instruments:

Cash and Accrued investment income: The carrying amounts for these instruments approximate their fair values due to their short term nature.

Policy loans:  The Company believes it is not practicable to determine the fair value of its policy loans since there is no stated maturity and policy loans are often repaid by reductions to policy benefits.

The carrying amounts and estimated fair values of the Company’s financial instruments which are not measured at fair value on a recurring basis at December 31 are as follows:

	2012			2011
	Carrying	Estimated		Carrying	Estimated
	Amount	Fair Value	Level	Amount	Fair Value	Level

Financial instruments recorded as assets:
Cash	$ 4,926	$ 4,926	1	$ 3,853	$ 3,853	1
Policy loans	110	n/a	n/a	2,339	n/a	n/a
Accrued investment income	73	73	2	569	569	2